CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares [Member]	Additional paid-in capital [Member]	Subscription receivable [Member]	Accumulated deficit [Member]	Accumulated other comprehensive loss [Member]	Total Mercurity Fintech Holding Inc. shareholders' equity [Member]	Noncontrolling interests [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 14,756	$ 632,994,514	$ 0	$ (352,004,277)	$ (32,607,781)	$ 248,397,212	$ 0	$ 248,397,212
Beginning Balance (in shares) at Dec. 31, 2016	1,476,208,670
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 12)	$ 10	8,542	0	0	0	8,552	0	8,552
Share options exercised (Note 12) (Shares)	1,042,002
Share-based compensation (Note 14)	$ 0	1,067,786	0	0	0	1,067,786	0	1,067,786
Net loss	0	0	0	(161,898,979)	0	(161,898,979)	0	(161,898,979)
Other comprehensive income (loss)	0	0	0	0	15,975,288	15,975,288	0	15,975,288
Settlement of share options exercised with shares held by depository bank (Note 12)	$ 0	0	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 12), (Shares)	(1,042,002)
Ending Balance at Dec. 31, 2017	$ 14,766	634,070,842	0	(513,903,256)	(16,632,493)	103,549,859	0	$ 103,549,859
Ending Balance (in shares) at Dec. 31, 2017	1,476,208,670							1,476,208,670
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 12)	$ 2	2,078	0	0	0	2,080	0	$ 2,080
Share options exercised (Note 12) (Shares)	207,972
Share-based compensation (Note 14)	$ 0	(56,705)	0	0	0	(56,705)	0	(56,705)
Net loss	0	0	0	(123,239,785)	0	(123,239,785)	0	(123,239,785)
Other comprehensive income (loss)	0	0	0	0	(2,441,726)	(2,441,726)	0	(2,441,726)
Settlement of share options exercised with shares held by depository bank (Note 12)	$ 0	0	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 12), (Shares)	(207,972)
Ending Balance at Dec. 31, 2018	$ 14,768	634,016,215	0	(637,143,041)	(19,074,219)	(22,186,277)	0	$ (22,186,277)
Ending Balance (in shares) at Dec. 31, 2018	1,476,208,670							1,476,208,670
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share options exercised (Note 12)	$ 1	0	0	0	0	1	0	$ 1
Share options exercised (Note 12) (Shares)	56,028
Share-based compensation (Note 14)	$ 0	(53,967)	0	0	0	(53,967)	0	(53,967)
Issuance of shares as a consideration for acquisition	$ 6,327	6,847,499	0	0	0	6,853,826	0	6,853,826
Issuance of shares as a consideration for acquisition (Shares)	632,660,858
Disposal of subsidiaries and VIEs	$ 0	4,521,053	0	0	20,292,012	24,813,065	0	24,813,065
Net loss	0	0	0	(1,225,300)	0	(1,225,300)	0	(1,225,300)
Other comprehensive income (loss)	0	0	0	0	(166,607)	(166,607)	0	(166,607)
Settlement of share options exercised with shares held by depository bank (Note 12)	$ 0	0	0	0	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Note 12), (Shares)	(56,028)
Ending Balance at Dec. 31, 2019	$ 21,096	$ 645,330,800	$ 0	$ (638,368,341)	$ 1,051,186	$ 8,034,741	$ 0	$ 8,034,741
Ending Balance (in shares) at Dec. 31, 2019	2,108,869,528							2,108,869,528